Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	350 Months Ended	375 Months Ended	425 Months Ended	453 Months Ended		454 Months Ended		469 Months Ended
		May 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024
ULTRA SHORT DURATION BOND FUND - Class F Prospectus | SDIT ULTRA SHORT DURATION BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fund Return Before Taxes
Average Annual Return, Percent			5.49%	2.42%	2.05%		2.93%
Performance Inception Date		Sep. 28, 1993
ULTRA SHORT DURATION BOND FUND - Class F Prospectus | SDIT ULTRA SHORT DURATION BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fund Return After Taxes on Distributions
Average Annual Return, Percent			3.53%	1.42%	1.21%		1.71%
ULTRA SHORT DURATION BOND FUND - Class F Prospectus | SDIT ULTRA SHORT DURATION BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.22%	1.42%	1.20%		1.75%
ULTRA SHORT DURATION BOND FUND - Class F Prospectus | Bloomberg U.S. Aggregate Bond Index (TR) (USD) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (TR) (USD) (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			1.25%	(0.33%)	1.35%		4.26%
ULTRA SHORT DURATION BOND FUND - Class F Prospectus | Bloomberg Short U.S. Treasury 9-12 Month Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Short U.S. Treasury 9-12 Month Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			5.05%	2.24%	1.76%		2.84%
SHORT DURATION GOVERNMENT FUND - Class F Prospectus | SDIT SHORT DURATION GOVERNMENT FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fund Return Before Taxes
Average Annual Return, Percent			4.77%	1.37%	1.27%						3.86%
Performance Inception Date		Feb. 17, 1987
SHORT DURATION GOVERNMENT FUND - Class F Prospectus | SDIT SHORT DURATION GOVERNMENT FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fund Return After Taxes on Distributions
Average Annual Return, Percent			3.35%	0.60%	0.57%						2.46%
SHORT DURATION GOVERNMENT FUND - Class F Prospectus | SDIT SHORT DURATION GOVERNMENT FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.81%	0.72%	0.66%						2.46%
SHORT DURATION GOVERNMENT FUND - Class F Prospectus | Bloomberg U.S. Aggregate Bond Index (TR) (USD) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (TR) (USD) (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			1.25%	(0.33%)	1.35%						5.21%	[1]
SHORT DURATION GOVERNMENT FUND - Class F Prospectus | ICE BofA 1-3 Year U.S. Treasury Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA 1-3 Year U.S. Treasury Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.08%	1.40%	1.40%						3.98%
GNMA FUND - Class F Prospectus | SDIT GNMA FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fund Return Before Taxes
Average Annual Return, Percent			1.13%	(0.79%)	0.66%				4.81%
Performance Inception Date		Mar. 20, 1987
GNMA FUND - Class F Prospectus | SDIT GNMA FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fund Return After Taxes on Distributions
Average Annual Return, Percent			(0.16%)	(1.78%)	(0.42%)				2.93%
GNMA FUND - Class F Prospectus | SDIT GNMA FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			0.66%	(1.00%)	0.06%				3.01%
GNMA FUND - Class F Prospectus | Bloomberg U.S. Aggregate Bond Index (TR) (USD) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (TR) (USD) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%	(0.33%)	1.35%				5.23%	[2]
GNMA FUND - Class F Prospectus | Bloomberg GNMA Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg GNMA Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			0.96%	(0.60%)	0.85%				5.13%
ULTRA SHORT DURATION BOND FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fund Return Before Taxes
Average Annual Return, Percent	[3]		5.57%	2.50%	2.13%		2.96%
Performance Inception Date	[3]	Sep. 28, 1993
ULTRA SHORT DURATION BOND FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fund Return After Taxes on Distributions
Average Annual Return, Percent	[3]		3.58%	1.47%	1.25%		1.72%
ULTRA SHORT DURATION BOND FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[3]		3.27%	1.47%	1.25%		1.76%
ULTRA SHORT DURATION BOND FUND - Class Y Prospectus | Bloomberg U.S. Aggregate Bond Index (TR) (USD) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (TR) (USD) (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent	[3]		1.25%	(0.33%)	1.35%		4.26%
ULTRA SHORT DURATION BOND FUND - Class Y Prospectus | Bloomberg Short U.S. Treasury 9-12 Month Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Short U.S. Treasury 9-12 Month Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[3]		5.05%	2.24%	1.76%		2.84%
SHORT DURATION GOVERNMENT FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fund Return Before Taxes
Average Annual Return, Percent	[4]		4.94%	1.53%	1.41%						3.90%
Performance Inception Date	[4]	Feb. 17, 1987
SHORT DURATION GOVERNMENT FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fund Return After Taxes on Distributions
Average Annual Return, Percent	[4]		3.44%	0.70%	0.66%						2.48%
SHORT DURATION GOVERNMENT FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[4]		2.90%	0.81%	0.75%						2.48%
SHORT DURATION GOVERNMENT FUND - Class Y Prospectus | Bloomberg U.S. Aggregate Bond Index (TR) (USD) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (TR) (USD) (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent	[4]		1.25%	(0.33%)	1.35%						5.21%	[5]
SHORT DURATION GOVERNMENT FUND - Class Y Prospectus | ICE BofA 1-3 Year U.S. Treasury Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA 1-3 Year U.S. Treasury Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[4]		4.08%	1.40%	1.40%						3.98%
GNMA FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fund Return Before Taxes
Average Annual Return, Percent	[6]		1.38%	(0.54%)	0.88%				4.88%
Performance Inception Date	[6]	Mar. 20, 1987
GNMA FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fund Return After Taxes on Distributions
Average Annual Return, Percent	[6]		(0.01%)	(1.63%)	(0.30%)				2.96%
GNMA FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[6]		0.81%	(0.85%)	0.17%				3.04%
GNMA FUND - Class Y Prospectus | Bloomberg U.S. Aggregate Bond Index (TR) (USD) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (TR) (USD) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[6]		1.25%	(0.33%)	1.35%				5.23%	[7]
GNMA FUND - Class Y Prospectus | Bloomberg GNMA Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg GNMA Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[6]		0.96%	(0.60%)	0.85%				5.13%
GOVERNMENT II FUND - Class F Prospectus | SDIT GOVERNMENT II FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Government II Fund
Average Annual Return, Percent			5.07%	2.33%	1.62%								3.24%
Performance Inception Date		Dec. 09, 1985
TREASURY II FUND - Class F Prospectus | SDIT TREASURY II FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Treasury II Fund
Average Annual Return, Percent			5.10%	2.33%	1.61%			2.64%
Performance Inception Date		Jul. 28, 1989
GOVERNMENT FUND - Admin Class Shares Prospectus | Admin Class Shares (formerly Class CAA Shares)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Government Fund
Average Annual Return, Percent	[8]		4.88%	2.24%	1.59%	2.32%
Performance Inception Date	[8]	Oct. 27, 1995
GOVERNMENT FUND - Wealth Class Shares Prospectus | Wealth Class Shares (formerly Sweep Class Shares)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Government Fund
Average Annual Return, Percent	[9]		4.88%	2.29%	1.59%	2.32%
Performance Inception Date	[9]	Oct. 27, 1995
GOVERNMENT FUND - Institutional Shares Prospectus | SDIT GOVERNMENT FUND - INSTITUTIONAL, effective 1-17-2023 (formerly Class F)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Government Fund
Average Annual Return, Percent			5.03%	2.29%	1.59%	2.32%
Performance Inception Date		Oct. 27, 1995

[1]	Benchmark returns since inception do not include the return for the partial month following inception date of the Fund (2/17/1987 — 2/28/1987). Annualization calculation of the inception to date returns is based on the actual inception date (2/17/1987).
[2]	Benchmark returns since inception do not include the return for the partial month following inception date of the Fund (3/20/1987 — 3/31/1987). Annualization calculation of the inception to date returns is based on the actual inception date (3/20/1987).
[3]	The Fund's Class Y shares commenced operations on August 31, 2015. For periods prior to August 31, 2015, the performance of the Fund's Class F shares has been used. Returns for Class Y shares would have been substantially similar to those of Class F shares and would have differed only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.
[4]	The Fund's Class Y shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F shares has been used. Returns for Class Y shares would have been substantially similar to those of Class F shares and would have differed only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.
[5]	Benchmark returns since inception do not include the return for the partial month following inception date of the Fund (2/17/1987 — 2/28/1987). Annualization calculation of the inception to date returns is based on the actual inception date (2/17/1987).
[6]	The Fund's Class Y shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund's Class F shares has been used. Returns for the Class Y shares would have been substantially similar to those of Class F shares and would have differed only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.
[7]	Benchmark returns since inception do not include the return for the partial month following inception date of the Fund (3/20/1987 — 3/31/1987). Annualization calculation of the inception to date returns is based on the actual inception date (3/20/1987).
[8]	The Fund's Admin Class shares commenced operations on November 20, 2015. For periods prior to November 20, 2015, the performance of the Fund's Institutional shares has been used. Returns for Admin Class shares would have been substantially similar to those of Institutional shares and would have differed only to the extent that Admin Class shares, for certain years, have higher total annual fund operating Admin Class shares expenses than Institutional shares.
[9]	The Fund's Wealth Class shares commenced operations on January 17, 2023. For periods prior to January 17, 2023, the performance of the Fund's Institutional shares has been used. Returns for Wealth Class shares would have been substantially similar to those of Institutional shares and would have differed only to the extent that Wealth Class shares have higher total annual fund operating expenses than Institutional shares.